UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kadem Capital Management, Inc.
Address:  767 Third Avenue, 38th Floor
          New York, NY 10017

Form 13F File Number: 28-05407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth B. Lissak
Title: Chairman
Phone: (212) 752-8800

Signature, Place, and Date of Signing:

 /s/ Kenneth B. Lissak         New York, New York           August 8, 2001
 ---------------------         ------------------           --------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           Two*

Form 13F Information Table Entry Total:      14

Form 13F Information Table Value Total:      $26,009,867

List of Other Included Managers:

No.            Name
---            ----
(1)       Kenneth B. Lissak
(2)       Adam D. Sender

* Messrs. Lissak and Sender are the Investment Managers of a single investment advisory firm, Kadem Capital Management, Inc., which has investment discretion over the investment portfolios reported herein.

                                                                                    IN-
                                                                                    VEST-
                                                                                    MENT
                                                                                    DIS-   OTHER
                           TITLE OF      CUSIP     MARKET    SHARES OR  SH   PUT/   CRE-   MANA-     VOTING AUTHORITY
NAME OF ISSUER              CLASS       NUMBER      VALUE     PRN AMT   PRN  CALL   TION   GERS     SOLE   SHARED  NONE
--------------              -----       ------      -----     -------   ---  ----   ----   ----     ----   ------  ----
Advanced Micro Devices       COM        7903107     288,800    10,000   SH         OTHER  (1)(2)   10,000
Applied Materials, Inc.      COM       38222105   4,094,940    83,400   SH         OTHER  (1)(2)   83,400
AT&T Wireless                COM        1957956     503,250     3,300        PUT   OTHER  (1)(2)    3,300
Cisco Corp.                  COM     172775R102   2,639,000   145,000   SH         OTHER  (1)(2)  145,000
Dell Computer                COM      247025109     784,500    30,000   SH         OTHER  (1)(2)   30,000
EMC Corp.                    COM      268648102     435,750    15,000   SH         OTHER  (1)(2)   15,000
General Electric             COM      369604103   3,305,250    67,800   SH         OTHER  (1)(2)   67,800
Honeywell                    COM      438516906     234,482       550        CALL  OTHER  (1)(2)      550
IBM                          COM      459200101   1,130,000    10,000   SH         OTHER  (1)(2)   10,000
Intel Corp.                  COM      458140100   2,442,375    83,500   SH         OTHER  (1)(2)   83,500
Microsoft                    COM      594918954     287,000       700        PUT   OTHER  (1)(2)      700
Pfizer                       COM      717081103   1,602,000    40,000   SH         OTHER  (1)(2)   40,000
Sun Microsystems, Inc.       COM      866810104   1,430,520    91,000   SH         OTHER  (1)(2)   91,000
Walmart                      COM      931142103   6,832,000   140,000   SH         OTHER  (1)(2)  140,000
                                                 ----------
     Total                                       26,009,867
                                                 ==========